Expenses By Nature - Summary of Employee Benefits Expense (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Salaries and wages			€ 134,888	€ 117,154	€ 109,420
Social contributions, pension plans and indemnities			26,930	19,403	22,502
Employee share-based compensation			7,431	7,208	5,389
Severance indemnities			2,613	3,260	7,816
Other benefits			12,392	7,940	6,386
Total personnel costs	€ 91,602	€ 88,284	€ 184,254	€ 154,965	€ 151,513